Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 14,212,514	¥ 12,492,581
Less: Accumulated depreciation	(3,151,019)	(1,788,193)
Property, plant and equipment, net	10,954,485	10,606,745
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,647,957	2,589,709
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,125,849	2,206,923
Molds and toolings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,179,681	1,505,876
Less: Impairment	(107,010)	(97,643)
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	898,607	867,434
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	695,972	681,341
Construction In Process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	663,640	3,858,358
Computer And Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	388,071	282,082
Charging Infrastructure [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	385,832	369,994
Others [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 226,905	¥ 130,864